Operating Costs, Expenses and Other Revenue - Schedule of Outsourced Services (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	R$ 1,934	R$ 1,458	R$ 1,052
Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	2,142	1,902	1,706
Meter reading and bill delivery [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	159	161	146
Communication [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	182	169	153
Maintenance and conservation of electrical facilities and equipment [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	799	708	589
Building conservation and cleaning [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	90	85	73
Security services [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	22	20	17
Consultancy [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	19	21	39
Information technology [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	185	174	146
Disconnection and reconnection [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	72	87	90
Legal services and procedural costs [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	38	32	40
Environment services [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	86	58	49
Cleaning of power line pathways [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	154	117	91
Copying and legal publications [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	18	17	18
Inspection of Customers [Member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	48	45	41
Contract Labor Member | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	49	38	23
Other [member] | Operating Cost [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	R$ 221	R$ 170	R$ 191